Summary of principal accounting policies (Details 2) (USD $)	12 Months Ended				15 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 item
Domain Name
Cost of domain name purchased				$ 141,735
Impairment charge recognized	0	0	0
Amortization of acquired intangible assets	204,266	0	0
Film cost
Period from the date of the initial theatrical release for which revenue will be included in Ultimate Revenues	10 years
Number of animation films for which Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution					3
Number of entities established to produce and distribute animation films	0
Amortization of capitalized film costs	968,276	556,899	0
Upfront licensing fees
Upfront licensing fees
Carrying value	1,500,000	1,200,000
Accumulated amortization	$ 200,000	$ 0
Upfront licensing fees | Minimum
Upfront licensing fees
Estimated useful life	3 years
Upfront licensing fees | Maximum
Upfront licensing fees
Estimated useful life	7 years